Net Investments in Properties (Tables)	12 Months Ended
Dec. 31, 2012
Net Investments in Properties
Net Investments in Real Estate Properties

	December 31,
	2012	2011
Land	$470,809	$476,790
Buildings	1,772,661	1,788,786
Less: Accumulated depreciation	(242,648)	(190,316)
	$2,000,822	$2,075,260

	December 31,
	2012	2011
Land	$8,296	$8,296
Buildings	68,505	68,216
Furniture, fixtures, and equipment	8,764	8,575
Less: Accumulated depreciation	(16,007)	(12,823)
	$69,558	$72,264

Schedule of Minimum Lease Rents Receivable

Years Ending December 31,	Total
2013	$258,104
2014	257,837
2015	247,206
2016	236,121
2017	226,013
Thereafter	1,577,977
Total	$2,803,258